Financial Instruments (Schedule of Debt Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Impairment loss on debt securities at FVOCI	$ 732	$ 0	$ 0